Dividend Payable	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
DIVIDEND PAYABLE

NOTE 6 – DIVIDEND PAYABLE

	December 31, 2018	December 31, 2017

Dividend Payable	$1,872,939	$1,638,463

The dividends for preferred shares are cumulative whether or not declared. Dividend payable was based on 5% annual rate of issued preferred shares.